ORGANIZATION AND NATURE OF OPERATIONS - Energy consumption market opened to private and foreign companies (Details) - Future Gas Station (Beijing) Technology, Ltd	Jan. 13, 2021 CNY (¥)	Jan. 13, 2021 USD ($)	Jun. 30, 2019 CNY (¥) shares	Aug. 21, 2018 CNY (¥) shares	Feb. 04, 2021	Dec. 15, 2017
ORGANIZATION AND NATURE OF OPERATIONS
Aggregate amount invested	¥ 30,530,000	$ 4,210,280
Domestic Companies
ORGANIZATION AND NATURE OF OPERATIONS
Equity interest acquired						8.00%
Ownership interest held					51.00%
Domestic Companies | Investment Agreement
ORGANIZATION AND NATURE OF OPERATIONS
Equity interest acquired			43.00%	43.00%
Investment in FGS agreed				¥ 10,000,000
Number of shares issued | shares			487,057	487,057
Aggregate amount invested			¥ 35,116,707
Domestic Companies | Fourth supplemental agreement
ORGANIZATION AND NATURE OF OPERATIONS
Equity interest acquired				8.00%	8.00%